(Loss)/earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
(Loss)/earnings per share
Summary of computation of basic and diluted profit/(loss) per share

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
	(Note i)	(Note ii)	(Note ii)
Numerator:
(Loss)/profit attributable to owners of the Company – basic	136,309	(235,479)	(586,619)
Reversal of fair value gain of:
-Series A Preferred Shares	(136,656)	—	—
-Convertible note	—	—	—
-Exchangeable note liabilities	(45,274)	—	—
Reversal of interest expense on convertible note	—	—	—
Share based compensation	—	—	—
(Loss)/profit attributable to owners of the Company – diluted	(45,621)	(235,479)	(586,619)
Shares (denominator):
Weighted average number of shares – basic	46,097,963	65,297,485	65,960,235
Conversion of Series A Preferred Shares	12,693,699	—	—
Conversion of convertible note	—	—	—
Conversion of exchangeable note liabilities	4,863,438	—	—
Cancellation of ordinary shares due to conversion of exchangeable note liabilities	(4,863,438)	—	—
Weighted average number of shares – diluted	58,791,662	65,297,485	65,960,235
(Loss)/earnings per share – basic (RMB)	2.96	(3.61)	(8.89)
Loss per share – diluted (RMB)	(0.78)	(3.61)	(8.89)

Note i    The potential outstanding shares related to share option and the conversion of convertible note would be anti-dilutive and therefore, related changes in fair value and interest expense are not included in the computation of diluted loss per share.

Note ii   As the Group incurred loss for the year ended 31 December 2020 and 2021, share option and the conversion of convertible note would be anti-dilutive and therefore, related changes in fair value is not included in the computation of diluted loss per share. Diluted loss per share and basic loss per share are the same for the year ended 31 December 2020 and 2021.